Right-of-use assets and lease liabilities - Accounting Policy (Details)	12 Months Ended
Dec. 31, 2024
Storage | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	2 years
Storage | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	11 years
Offices | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	2 years
Offices | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	14 years
Stores & showrooms | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	1 year
Stores & showrooms | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	10 years
Cars | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	1 year
Cars | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, right-of-use-assets	4 years